Acquisition of aircraft (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of future commitments related to aircraft acquisition

In accordance with the agreements in effect, future commitments related to the acquisition of aircraft and engines are as follows:

	Order	Options	Delivery
Airbus (Family A320) (1)	124	—	2019-2025
Boeing 787- 8/9 (2)	3	9	2019
Engines (3)	3	—	2019-2020

(1)

On December 2017, the Group signed two Assignment, Assumption and Release Agreement, one assigning 5 A-320 family aircraft to Muisca Aviation Limited and other assigning 4 A-320 family aircraft to Tejo Aviation Limited. Under the terms of these agreements to acquire Airbus aircraft, the Group must make pre delivery payments to Airbus on predetermined dates.

(2)

On September 2017, the Company signed an amendment to convert three 787-8 into 787-9 with deliveries scheduled in 2019. Additionally, on July 2017 the Company exercised a purchase option of one 787-8 with delivery scheduled in 2018.

(3)	The Group has 3 firm orders with CFM for the acquisition of LEAP-1A engines, whose deliveries are scheduled between 2019 and 2020.

Schedule of advanced payments and airctraft acquisition
Year one		Year two		Year three		Year four		Thereafter		Total
Advance payments	$223,071		$237,970		$205,594		$210,735		$380,559		$1,257,929
Aircraft acquisition commitments	$981,054		$2,123,295		$2,407,313		$2,162,148		$6,831,519		$14,505,329

	Year one	Year two	Year three	Year four	Thereafter	Total
Advance payments	$31,048	$51,502	$93,211	$222,771	$784,572	$1,183,104
Aircraft acquisition commitments	$14,874	$288,716	$534,304	$135,783	$7,076,164	$8,049,841